Schedule of Annual Undiscounted Cash Flows of The Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year ending December 31, 2025 - Operating leases	$ 217,000	$ 258,395
Year ending December 31, 2025 - Finance leases	1,000	38,055
Year ending December 31, 2026 - Operating leases	159,000	212,512
Year ending December 31, 2026 - Finance leases		629
Year ending December 31, 2027 - Operating leases	117,000	158,282
Year ending December 31, 2027 - Finance leases
Year ending December 31, 2027 - Operating leases		116,592
Year ending December 31, 2027 - Finance leases
Thereafter - Operating leases		9,716
Thereafter - Finance Leases
Total undiscounted lease payments - Operating leases	683,000	755,497
Total undiscounted lease payments - Finance leases	25,000	38,684
Less: imputed interest- Operating leases	(63,000)	(81,335)
Less: imputed interest - Finance leases	(1,000)	(1,716)
Total lease obligations - Operating leases	620,000	674,162
Total lease obligations - Finance leases	24,000	36,968
Less: current portion - Operating leases	(207,000)	(213,526)	$ (80,696)
Less: current portion - Finance leases	(24,000)	(36,344)	(47,708)
Long-term lease obligations - Operating leases	620,000	675,000
Long-term lease obligations - Finance leases	24,000	37,000
Nine months ending December 31, 2024 - Operating leases	180,000
Nine months ending December 31, 2024 - Finance leases	24,000
Thereafter - Operating leases	10,000
Thereafter - Finance Leases
Long-term lease obligations - Operating leases	413,000	461,000	26,283
Long-term lease obligations - Finance leases		1,000	$ 36,968
Revision of Prior Period, Adjustment [Member]
Less: current portion - Operating leases		(213,526)
Less: current portion - Finance leases		(36,344)
Long-term lease obligations - Operating leases		460,636
Long-term lease obligations - Finance leases		624
Long-term lease obligations - Operating leases		460,636
Long-term lease obligations - Finance leases		$ 624